FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 5) (Market Risk, Commodity Derivative Instruments)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014 Crude Oil Instruments: WTI Swap Jan 1, 2015 - Feb 28, 2015	Dec. 31, 2014 Crude Oil Instruments: WTI Swap Mar 1, 2015 - Apr 30, 2015	Dec. 31, 2014 Crude Oil Instruments: WTI Swap May 1, 2015 - Jun 30, 2015	Dec. 31, 2014 Crude Oil Instruments: WTI Swap Jul 1, 2015 - Dec 31, 2015	Dec. 31, 2014 Crude Oil Instruments: WTI Put Sold Jan 1, 2015 - Feb 28, 2015	Dec. 31, 2014 Crude Oil Instruments: WTI Put Sold Mar 1, 2015 - Apr 30, 2015	Dec. 31, 2014 Crude Oil Instruments: WTI Put Sold May 1, 2015 - Jun 30, 2015	Dec. 31, 2014 Crude Oil Instruments: WTI Put Sold Jul 1, 2015 - Dec 31, 2015	Dec. 31, 2014 Crude Oil Instruments: WTI Call Purchased Jan 1, 2015 - Feb 28, 2015	Dec. 31, 2014 Crude Oil Instruments: WTI Call Purchased Mar 1, 2015 - Apr 30, 2015	Dec. 31, 2014 Crude Oil Instruments: WTI Call Purchased May 1, 2015 - Jun 30, 2015	Dec. 31, 2014 Crude Oil Instruments: WTI Call Purchased Jul 1, 2015 - Dec 31, 2015	Dec. 31, 2014 Crude Oil Instruments: WCS Differential swap Mar 1, 2015 - Apr 30, 2015	Dec. 31, 2014 Crude Oil Instruments: WCS Differential swap May 1, 2015 - Jun 30, 2015	Dec. 31, 2014 Crude Oil Instruments: WCS Differential swap Jul 1, 2015 - Dec 31, 2015	Dec. 31, 2014 Crude Oil Instruments: WCS Differential swap Sold Jan 1, 2015 - Feb 28, 2015	Dec. 31, 2014 Gas NYMEX Swap Jan 1, 2015 - Mar 31, 2015	Dec. 31, 2014 Gas NYMEX Swap Apr 1, 2015 - Jun 30, 2015	Dec. 31, 2014 Gas NYMEX Swap Jul 1, 2015 - Sep 30, 2015	Dec. 31, 2014 Gas NYMEX Swap Oct 1, 2015 to Dec 31, 2015	Dec. 31, 2014 Gas NYMEX Swap Jan 1, 2016 - Dec 31, 2016	Dec. 31, 2014 Gas NYMEX Put Sold Jan 1, 2015 - Mar 31, 2015	Dec. 31, 2014 Gas NYMEX Put Sold Apr 1, 2015 - Jun 30, 2015	Dec. 31, 2014 Gas NYMEX Put Sold Jul 1, 2015 - Sep 30, 2015	Dec. 31, 2014 Gas NYMEX Put Sold Oct 1, 2015 to Dec 31, 2015	Dec. 31, 2014 Gas NYMEX Call Purchased Jan 1, 2015 - Mar 31, 2015	Dec. 31, 2014 Gas NYMEX Call Purchased Apr 1, 2015 - Jun 30, 2015	Dec. 31, 2014 Gas NYMEX Call Purchased Jul 1, 2015 - Sep 30, 2015	Dec. 31, 2014 Gas NYMEX Call Purchased Oct 1, 2015 to Dec 31, 2015	Dec. 31, 2014 Gas NYMEX Call Sold Jan 1, 2015 - Mar 31, 2015	Dec. 31, 2014 Gas NYMEX Call Sold Apr 1, 2015 - Jun 30, 2015	Dec. 31, 2014 Gas NYMEX Call Sold Jul 1, 2015 - Sep 30, 2015	Dec. 31, 2014 Gas NYMEX Call Sold Oct 1, 2015 to Dec 31, 2015	Dec. 31, 2014 Gas NYMEX Collar Put Purchased Jan 1, 2015 - Mar 31, 2015	Dec. 31, 2014 Gas NYMEX Collar Call Sold Jan 1, 2015 - Mar 31, 2015	Dec. 31, 2014 Electricity AESO Power Swap Jan 1, 2016 - Dec 31, 2016 MWh	Dec. 31, 2014 Electricity AESO Power Swap Jan 1, 2015 - Dec 31, 2015 MWh
Risk Management
Maximum percentage of forecasted production volumes net of royalties considered to enter into commodity contracts	80.00%
Volume		15,500	17,500	15,500	8,000	4,000	4,000	4,000	4,000	4,000	4,000	4,000	4,000	4,000	4,000	3,000	4,000	80.0	90.0	115.0	95.0	10.0	5.0	5.0	5.0	5.0	5.0	5.0	5.0	5.0	5.0	5.0	5.0	5.0	30.0	30.0
Volume																																					6.0	16.0
Weighted average price		93.58	88.85	93.58	93.86	62.23	62.23	62.23	62.23	93.00	93.00	93.00	93.00	(18.24)	(18.24)	(17.85)	(18.24)	4.25	4.21	3.98	4.04	4.03	3.25	3.25	3.25	3.25	4.29	4.29	4.29	4.29	5.00	5.00	5.00	5.00	4.53	5.53	50.25	50.79